Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Variable Portfolio – Partners International Core Equity Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Core Equity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 45	0.82% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 1,833,937,384
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,833,937,384
Total number of portfolio holdings	52
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SAP SE	3.7%
ASML Holding NV	3.5%
Sony Group Corp.	3.2%
Roche Holding AG, Genusschein Shares	3.1%
Unilever PLC	2.9%
Chocoladefabriken Lindt & Spruengli AG	2.9%
Shell PLC	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.8%
Siemens AG, Registered Shares	2.7%
Cie Financiere Richemont SA, Class A, Registered Shares	2.6%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
SAP SE	3.7%
ASML Holding NV	3.5%
Sony Group Corp.	3.2%
Roche Holding AG, Genusschein Shares	3.1%
Unilever PLC	2.9%
Chocoladefabriken Lindt & Spruengli AG	2.9%
Shell PLC	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.8%
Siemens AG, Registered Shares	2.7%
Cie Financiere Richemont SA, Class A, Registered Shares	2.6%

Variable Portfolio – Partners International Core Equity Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Core Equity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 58	1.07% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 1,833,937,384
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,833,937,384
Total number of portfolio holdings	52
Portfolio turnover for the reporting period	13%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SAP SE	3.7%
ASML Holding NV	3.5%
Sony Group Corp.	3.2%
Roche Holding AG, Genusschein Shares	3.1%
Unilever PLC	2.9%
Chocoladefabriken Lindt & Spruengli AG	2.9%
Shell PLC	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.8%
Siemens AG, Registered Shares	2.7%
Cie Financiere Richemont SA, Class A, Registered Shares	2.6%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
SAP SE	3.7%
ASML Holding NV	3.5%
Sony Group Corp.	3.2%
Roche Holding AG, Genusschein Shares	3.1%
Unilever PLC	2.9%
Chocoladefabriken Lindt & Spruengli AG	2.9%
Shell PLC	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.8%
Siemens AG, Registered Shares	2.7%
Cie Financiere Richemont SA, Class A, Registered Shares	2.6%

[1]	Annualized.